SEI INSTITUTIONAL MANAGED TRUST

U.S. Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Class A Prospectus dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

In addition, under the heading "U.S. Fixed Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1005 (3/16)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Class I Prospectus dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

In addition, under the heading "U.S. Fixed Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1006 (3/16)

SEI INSTITUTIONAL MANAGED TRUST

U.S. Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Class Y Prospectus dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

In the chart under the heading "Sub-Advisers and Portfolio Managers," in the Fund Summary for the Fund, the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

In addition, under the heading "U.S. Fixed Income Fund," under the sub-section entitled "Sub-Advisers and Portfolio Managers," under the section entitled "Sub-Advisers," the text relating to J.P. Morgan Investment Management Inc. is hereby deleted.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1007 (3/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Fixed Income Fund
(the "Fund")

Supplement Dated March 9, 2016
to the Statement of Additional Information ("SAI") dated January 31, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Sub-Advisers

Under the heading "The Sub-Advisers," under the section entitled "The Adviser and Sub-Advisers," all references to J.P. Morgan Investment Management Inc.'s management of the U.S. Fixed Income Fund are hereby deleted.

In addition, under the sub-heading "JPMIM," under the heading "Portfolio Management," under the section entitled "The Adviser and The Sub-Advisers," all references to the U.S. Fixed Income Fund, Mr. Simons, Mr. Song, Mr. Nauseda and Ms. Miller are hereby deleted.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1008 (3/16)